Schedule of Impact of the Errors on Financial Statement (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023		Mar. 31, 2023		Jun. 30, 2023		Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Current assets
Prepaid expenses and other current assets		$ 895		$ 493		$ 895			$ 1,505
Total current assets		895		501		895			5,733
Total assets		900		506		900			7,224	5
Stockholders’ deficit
Additional paid-in capital	$ 9,817							$ 9,817	10,424
Accumulated deficit	(11,544)	(14,542)		(12,436)		(14,542)		(11,544)	(11,299)	(10,770)
Total shareholders’ deficit		(14,513)		(12,024)		(14,513)			(457)	(10,089)	[1]	$ (5,955)	[1]
Total liabilities and shareholders’ deficit		900		506		900			7,224	5
Operating expenses:
General and administrative expenses	430	1,315		1,515		2,830		2,833	5,172	3,049
Total operating costs and expenses	430	1,315		1,515		2,830		2,833	5,262	3,160
Operating loss	(430)	(1,315)		(1,515)		(2,830)		(2,833)	(5,262)	(3,160)
Net loss	$ 2,625	$ (2,106)		$ (1,672)		$ (3,778)		$ (780)	$ (535)	$ (4,887)
Basic earnings/(net loss) per share	$ 0.04	$ (1,053)	[2]	$ (835)	[3]	$ (1,889)	[4]	$ (0.01)	$ (0.01)	$ (0.13)
Diluted earnings/(net loss) per share	$ 0.01	$ (1,053)	[2]	$ (835)	[3]	$ (1,889)	[4]	$ (0.06)	$ (0.09)	$ (0.13)
Total comprehensive income (loss)	$ 3,235	$ (2,489)		$ (1,935)		$ (4,424)		$ (744)	$ (799)	$ (4,134)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets				(493)		(895)		(1,441)	$ (990)
Non-cash investing and financing activities
Reclassification of deferred offering costs to reduction of additional paid-in capital								1,534
Previously Reported [Member]
Current assets
Prepaid expenses and other current assets
Total current assets				8
Total assets		5		13		5
Stockholders’ deficit
Additional paid-in capital	11,351							11,351
Accumulated deficit	(13,078)	(15,437)		(12,929)		(15,437)		(13,078)
Total shareholders’ deficit		(15,408)		(12,517)		(15,408)				$ (10,089)		$ (5,942)
Total liabilities and shareholders’ deficit		5		13		5
Operating expenses:
General and administrative expenses	1,069	1,717		2,008		3,725		4,367
Total operating costs and expenses	1,069	1,717		2,008		3,725		4,367
Operating loss	(1,069)	(1,717)		(2,008)		(3,725)		(4,367)
Net loss	$ 1,986	$ (2,508)		$ (2,165)		$ (4,673)		$ (2,314)
Basic earnings/(net loss) per share	$ 0.03	$ (1,254)	[2]	$ (1,082)	[3]	$ (2,337)	[4]	$ (0.04)
Diluted earnings/(net loss) per share		$ (1,254)	[2]	$ (1,082)	[3]	$ (2,337)	[4]	$ (0.08)
Total comprehensive income (loss)	$ 2,596	$ (2,891)		$ (2,428)		$ (5,319)		$ (2,278)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets								93
Non-cash investing and financing activities
Reclassification of deferred offering costs to reduction of additional paid-in capital
Revision of Prior Period, Adjustment [Member]
Current assets
Prepaid expenses and other current assets		895		493		895
Total current assets		895		493		895
Total assets		895		493		895
Stockholders’ deficit
Additional paid-in capital	(1,534)							(1,534)
Accumulated deficit	1,534	895		493		895		1,534
Total shareholders’ deficit		895		493		895
Total liabilities and shareholders’ deficit		895		493		895
Operating expenses:
General and administrative expenses	(639)	(402)		(493)		(895)		(1,534)
Total operating costs and expenses	(639)	(402)		(493)		(895)		(1,534)
Operating loss	639	402		493		895		1,534
Net loss	$ 639	$ 402		$ 493		$ 895		$ 1,534
Basic earnings/(net loss) per share	$ 0.01	$ 201	[2]	$ 247	[3]	$ 448	[4]	$ 0.03
Diluted earnings/(net loss) per share	$ 0.01	$ 201	[2]	$ 247	[3]	$ 448	[4]	$ 0.02
Total comprehensive income (loss)	$ 639	$ 402		$ 493		$ 895		$ 1,534
Changes in operating assets and liabilities:
Prepaid expenses and other current assets				$ (493)		$ (895)		(1,534)
Non-cash investing and financing activities
Reclassification of deferred offering costs to reduction of additional paid-in capital								$ 1,534

[1]	Shares of legacy common stock have been retroactively restated to give effect to the Merger.
[2]	Does not reflect the impact of the Merger on the Company’s capital structure
[3]	Does not reflect the impact of the Merger on the Company’s capital structure
[4]	Does not reflect the impact of the Merger on the Company’s capital structure